Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 $ / shares Y	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Y	Jan. 28, 2021 $ / shares USD ($)
Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0	0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	11.50		11.50			11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	9.85		9.74			9.79
Option term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	5.09			4.82	4.82	5.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.40	0.12
Discount rate for lack of marketability		12				19
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.041	0.013
Discount rate for lack of marketability		1.3				0.7